SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
SCHEDULE OF CARRYING AMOUNT OF INTANGIBLE ASSETS	The carrying amount of patents as of December 31, 2024 is as follows:
●	Gross carrying amount:	$15,954,150
●	Accumulated amortization:	$721,533
●	Net carrying amount:	$15,232,617

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE

Amortization expense for the year ended December 31, 2024 was $721,533. The estimated amortization expense for the next five years is as follows:

●	Year 1: $1,122,639
●	Year 2: $1,122,639
●	Year 3: $1,122,639
●	Year 4: $1,122,639
●	Year 5: $1,122,639

SCHEDULE OF FOREIGN CURRENCY TRANSLATION AND TRANSACTION

The following table outlines the currency exchange rates that were used in preparing the condensed consolidated financial statements:

	September 30,	December 31,
	2025	2024
Period-end spot rate	US$1=MX$0.05	US$1=MX$0.05
Average rate	US$1=MX$0.05	US$1=MX$0.05

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31,	December 31,
	2024	2023
Period-end spot rate	US$1=MX$0.05	N/A
Average rate	US$1=MX$0.05	N/A

SCHEDULE OF FINANCIAL INSTRUMENTS MEASUREMENT AT FAIR VALUE

The following tables summarize our financial instruments measured at fair value as of September 30, 2025 and December 31, 2024.

	Fair Value Measurements at September 30, 2025
	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$481,281	$-	$-
Total assets	481,281	-	-
Liabilities
Total liabilities	-	-	-
	$481,281	$-	$-

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$58,653	$-	$-
Total assets	58,653	-	-
Liabilities
Total liabilities	-	-	-
	$58,653	$-	$-

The following tables summarize our financial instruments measured at fair value as of December 31, 2024 and December 31, 2023.

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3
Assets
Cash	$58,653	$-	$-
Total assets	58,653	-	-
Liabilities
Total liabilities	-	-	-
	$58,653	$-	$-

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$739,006	$-	$-
Total assets	739,006	-	-
Liabilities
Total liabilities	-	-	-
	$739,006	$-	$-

Master Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
SCHEDULE OF CARRYING AMOUNT OF INTANGIBLE ASSETS	The carrying amount of master distribution agreements as of September 30, 2025 is as follows:
●	Gross carrying amount:	$1,963,000
●	Accumulated amortization:	435,625
●	Net carrying amount:	1,527,375

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE

Amortization expense for the nine months ended September 30, 2025 was $435,625. The estimated amortization expense for the next five years is as follows:

●	Year 1: $218,707
●	Year 2: $654,333
●	Year 3: $654,335
●	Year 4: $-
●	Year 5: $-

Patents [Member]
Finite-Lived Intangible Assets [Line Items]
SCHEDULE OF CARRYING AMOUNT OF INTANGIBLE ASSETS	The carrying amount of patents as of September 30, 2025 is as follows:
●	Gross carrying amount:	$15,954,150
●	Accumulated amortization:	1,561,206
●	Net carrying amount:	$14,392,944

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE

Amortization expense for the nine months ended September 30, 2025 was $839,673. The estimated amortization expense for the next five years is as follows:

●	Year 1: $1,122,639
●	Year 2: $1,122,639
●	Year 3: $1,122,639
●	Year 4: $1,122,639
●	Year 5: $1,122,639